FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS - Summary of Fair Value Measurement Hierarchy of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 5.0	$ 0.0
Quoted prices in active markets (Level 1)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0.0	0.0
Significant observable inputs (Level 2)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	0.0	0.0
Significant unobservable inputs (Level 3)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income	$ 5.0	$ 0.0